ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

A summary of the Company's accounts payable and accrued liabilities is as follows:

	January 31, 2023	January 31, 2022
	$	$
Accounts payable	1,842,089	1,402,546
Accrued liabilities	450,485	428,414
EFF settlement accrual (Note 20)	612,500	612,500
Interest payable	16,352	65,409
	2,921,426	2,508,869